Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets and liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Deferred tax assets - current:
Provision of allowance for doubtful accounts	¥ 21,910	$ 3,156	¥ 13,229
Accrued payroll and expenses and others	32,397	4,666	22,734
Total current deferred tax assets	54,307	7,822	35,963
Deferred tax assets - non-current:
Net operating loss carryforward	11,402	1,642	4,676
Less: valuation allowance	(11,402)	(1,642)	(4,676)	$ (673)	¥ (7,101)	¥ (5,569)
Total non-current deferred tax assets, net	0	0	0
Deferred tax liabilities - non-current:
Equity investments acquired in disposal of subsidiaries	1,312	189	¥ 1,312
Net operating loss carryforward	45,600	$ 6,600
Net operating tax loss carryforward, expire in 2017	3,600
Net operating tax loss carryforward, expire in 2018	1,400
Net operating tax loss carryforward, expire in 2019	5,000
Net operating tax loss carryforward, expire in 2020	8,300
Net operating tax loss carryforward, expire in 2021	¥ 27,300